UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Net income		$ 28,221	$ 871,987
Other comprehensive income:
Gain associated with pensions, net of tax		1,519	132
Share of equity method investment's comprehensive loss	[1]	(154)	0
Net other comprehensive income		1,365	132
Comprehensive income		29,586	872,119
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		(12,581)	716,467
Comprehensive income		29,586	872,119
Continuing operations
Comprehensive income/(loss) attributable to:
Non-controlling interests		42,167	147,446
Discontinued operations
Comprehensive income/(loss) attributable to:
Non-controlling interests		$ 0	$ 8,206

[1]	tax impact for the nine months ended September 30, 2023 and 2022.